Unaudited Condensed Consolidated Statements of Operations ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2022 CNY (¥) ¥ / shares shares		Jun. 30, 2022 USD ($) $ / shares shares		Jun. 30, 2021 CNY (¥) ¥ / shares shares
Revenue:
Workspace membership revenue		¥ 161,336		$ 24,087		¥ 185,079
Marketing and branding service revenue (including services provided to a related party of RMB3,099 and RMB12,822 for six months ended June 30, 2021 and 2022)		98,164		14,655		238,692
Other service revenue (including services provided to related parties of RMB10,847 and RMB3,690 for six months ended June 30, 2021 and 2022)		37,827		5,647		77,264
Total revenue		297,327		44,389		501,035
Cost of revenue:
Workspace membership (including services provided by related parties of RMB3,671 and RMB419 for six months ended June 30, 2021 and 2022)		(180,925)		(27,011)		(244,817)
Marketing and branding service (including services provided by related parties of RMB826 and RMB4,269 for six months ended June 30, 2021 and 2022)		(97,184)		(14,509)		(228,266)
Other services		(30,277)		(4,520)		(57,027)
Total cost of revenue		(308,386)		(46,040)		(530,110)
Operating expenses:
Impairment loss on long-lived assets and long-term prepaid expenses		(97,740)		(14,592)		(9,742)
Impairment loss on goodwill		(43,011)		(6,421)
Sales and marketing expenses		(14,853)		(2,217)		(28,141)
General and administrative expenses		(75,327)		(11,246)		(227,892)
Change in fair value of warrant liability		(16,103)		(2,404)		(20,181)
Change in fair value of put option liability		201		30
Loss from operations		(257,892)		(38,501)		(315,031)
Interest expense, net		(5,515)		(823)		(664)
Subsidy income		2,644		395		2,623
Impairment loss on long-term investments						(461)
Loss on disposal of subsidiaries		(4,498)		(672)		(950)
Other income, net		17,291		2,581		31,855
Loss before income taxes and loss from equity method investments		(247,970)		(37,020)		(282,628)
Provision for income taxes		(3,772)		(563)		(1,082)
Loss from equity method investments						(27)
Net loss		(251,742)		(37,583)		(283,737)
Less: Net income/(loss) attributable to noncontrolling interests		(22,473)		(3,355)		14,385
Net loss attributable to Ucommune International Ltd		¥ (229,269)		$ (34,228)		¥ (298,122)
Net loss per share attributable to ordinary shareholders of Ucommune International Ltd(i)
–Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (52.42)	[1]	$ (7.83)	[2]	¥ (70.55)	[1],[2]
Weighted average shares used in calculating net loss per share(i)
–Basic and diluted (in Shares)	[2],[3]	4,373,728		4,373,728		4,225,852

[1]	The potential dilutive securities were not included in the calculation of dilutive net loss per share in those periods where their inclusion would be anti-dilutive.
[2]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a). Further, the ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.
[3]	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.